CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 506.2	$ 537.7
Short-term bank deposits	134.0	52.5
Marketable securities	731.7	939.8
Trade receivables, net	728.8	657.7
Prepaid expenses and other assets	92.7	70.0
Total current assets	2,193.4	2,257.7
LONG-TERM ASSETS:
Marketable securities	1,411.9	1,429.7
Property and equipment, net	80.8	80.4
Deferred tax asset, net	74.7	81.8
Intangible assets, net	201.4	194.1
Goodwill	1,695.7	1,554.4
Other assets	96.6	97.4
Total long-term assets	3,561.1	3,437.8
Total assets	5,754.5	5,695.5
CURRENT LIABILITIES:
Trade payables	54.8	48.3
Employees and payroll accruals	241.5	241.8
Deferred revenues	1,471.3	1,413.8
Accrued expenses and other liabilities	176.6	212.2
Total current liabilities	1,944.2	1,916.1
LONG-TERM LIABILITIES:
Deferred revenues	529.0	493.9
Income tax accrual	459.6	436.1
Other liabilities	32.3	28.4
Total long-term liabilities	1,020.9	958.4
Total liabilities	2,965.1	2,874.5
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2024 and 2023; 261,223,970 shares issued at December 31, 2024 and 2023; 108,368,523 and 112,906,427 shares outstanding at December 31, 2024 and 2023, respectively	0.8	0.8
Additional paid-in capital	3,049.5	2,732.5
Treasury shares at cost, 152,855,447 and 148,317,543 ordinary shares at December 31, 2024 and 2023, respectively	(14,264.4)	(13,041.2)
Accumulated other comprehensive loss	(10.3)	(39.2)
Retained earnings	14,013.8	13,168.1
Total shareholders' equity	2,789.4	2,821.0
Total liabilities and shareholders' equity	$ 5,754.5	$ 5,695.5